Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Spinnaker ETF Series
Entity Central Index Key	0001484018
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
North Shore Equity Rotation ETF
Shareholder Report [Line Items]
Fund Name	North Shore Equity Rotation ETF
Class Name	North Shore Equity Rotation ETF
Trading Symbol	KOOL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the North Shore Equity Rotation ETF (the "Fund") for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etfpages.com/KOOL. You can also request this information by contacting us at (800) 773-3863.
Additional Information Phone Number	(800) 773-3863
Additional Information Website	https://etfpages.com/KOOL
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
North Shore Equity Rotation ETF	$102	0.90%¹
¹	Reflects waiver of fees and/or reimbursement of expenses, without which expenses would be higher.

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.90% [1]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the period April 1, 2025 to March 31, 2026, the Fund returned 26.70%. It outperformed its benchmark, the S&P 500® Total Return Index, which returned 17.80%.

The Fund's outperformance over the past year was primarily driven by holdings leveraged to the artificial intelligence ("AI"), data center, and power generation sectors. We continue to utilize a "picks and shovels" investment strategy toward AI and data center infrastructure, focusing on companies that support the expansion of the U.S. energy transmission and distribution grid. Our conviction remains strong in these leaders, as we view this as a secular rather than a cyclical trend. Additionally, our options strategy continues to generate incremental income and provide effective hedging during periods of market volatility.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]

How did the Fund perform since inception?

The following graph compares the initial and subsequent account values at the end of the most recently completed fiscal years of the Fund. It assumes a $10,000 initial investment at the inception date of the Fund in an appropriate broad-based index that reflects the market sectors that the Fund invests in for the same period.

Average Annual Return [Table Text Block]	Average Annual Total Returns (as of March 31, 2026)
	1 Year	Since Inception (4/9/24)
North Shore Equity Rotation ETF	26.70%	31.01%
S&P 500® Total Return Index	17.80%	27.78%

Performance Inception Date	Apr. 09, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 52,777,489
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 182,152
Investment Company, Portfolio Turnover	118.93%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Net Assets	$52,777,489
Number of Holdings	40
Net Advisory Fee	$182,152
Portfolio Turnover Rate	118.93%

Holdings [Text Block]	What did the Fund invest in? (as of March 31, 2026) Sector Breakdown (% of net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
State Street Technology Select Sector SPDR ETF	6.8%
NVIDIA Corp	5.3%
Quanta Services Inc	4.6%
State Street Health Care Select Sector SPDR ETF	4.1%
iShares MSCI EAFE ETF	4.1%
Amazon.com Inc	4.0%
Apple Inc	3.7%
Kinder Morgan Inc	3.6%
Cameco Corp	3.6%
State Street SPDR S&P Emerging Markets Dividend ETF	3.4%

Updated Prospectus Web Address	Visit https://etfpages.com/KOOL for more recent performance information.

[1]	Reflects waiver of fees and/or reimbursement of expenses, without which expenses would be higher.